Impairments (Tables)	6 Months Ended
Jun. 30, 2020
Impairments
Schedule of impairments

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2020	2020	2019	2020	2019	2019
Expected credit losses, stage 1	-110	-17	-10	-127	-3	-19
Expected credit losses, stage 2	-39	-7	4	-46	8	11
Expected credit losses, stage 3	-2	0	-22	-2	-24	-17
Established losses	-20	—	-25	-20	-25	-25
Reserves applied to cover established credit losses	20	—	40	20	40	40
Recovered credit losses	—	—	—	—	—	—
Net credit losses	-151	-24	-13	-175	-4	-10

Schedule of balances and reconciliation of changes in loss allowances by stages

	June 30, 2020				December 31, 2019
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Loans, before expected credit losses	211,558	35,628	1,069	248,255	217,594
Off balance sheet exposures, before expected credit losses	42,189	28,159	11	70,359	59,343
Total, before expected credit losses	253,747	63,787	1,080	318,614	276,937

Loss allowance, loans	-180	-55	-46	-281	-124
Loss allowance, off balance sheet exposures[1]	0	—	—	0	-4
Total loss allowance	-180	-55	-46	-281	-128
Provision ratio	0.07%	0.09%	4.26%	0.09%	0.05%
1	Recognized under provision in Consolidated Statement of Financial Position. Off balance sheet exposures consist of guarantee commitments, committed undisbursed loans and binding offers, see Note 8.

The table above shows the book value of loans and nominal amounts for off-balance sheet exposures before expected credit losses for each stage as well as related loss allowance amounts, in order to place expected credit losses in relation to credit exposures. Overall, the credit portfolio has an extremely high credit quality and SEK often uses risk mitigation measures, primarily through guarantees from the Swedish Export Credit Agency (EKN) and other government export credit agencies in the Organisation for Economic Co-operation and Development (OECD), which explains the low provision ratio.

Loss Allowance

	June 30, 2020				December 31, 2019
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Opening balance	-54	-10	-64	-128	-139
Increases due to origination and acquisition	-67	-1	0	-68	-23
Net remeasurement of loss allowance	-65	-45	-2	-112	10
Transfer to stage 1	0	0	—	0	0
Transfer to stage 2	0	0	—	0	0
Transfer to stage 3	—	—	—	—	-22
Decreases due to derecognition	6	0	0	6	10
Decrease in allowance account due to write-offs	—	—	20	20	40
Exchange-rate differences[1]	0	1	0	1	-4
Closing balance	-180	-55	-46	-281	-128
1	Recognized under net results of financial transactions in Statement of Comprehensive Income.